PARENT COMPANY (Condensed Statement of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
INCOME
Certificates of deposit									$ 10	$ 7	$ 30
Total interest and dividend income	1,548	1,447	1,424	1,402	1,418	1,370	1,554	1,617	5,821	5,959	7,053
OTHER OPERATING EXPENSE	945	913	958	859	857	868	913	933	3,675	3,571	3,658
INCOME BEFORE INCOME TAXES	423	290	356	324	361	269	526	466	1,393	1,622	2,304
INCOME TAX EXPENSE	144	92	123	114	130	130	201	81	473	542	902
NET INCOME	279	198	233	210	231	139	325	385	920	1,080	1,402
Parent Company [Member]
INCOME
Investment and mortgage-backed securities									4	2	1
Dividend from subsidiary									725	1,085	637
Interest-earning deposits with subsidiary bank									2	2	2
Total interest and dividend income									731	1,089	640
OTHER OPERATING EXPENSE									138	120	102
Income (loss) before equity in undistributed earnings of subsidiary									593	969	538
Equity in undistributed earnings of subsidiary									283	60	812
INCOME BEFORE INCOME TAXES									876	1,029	1,351
INCOME TAX EXPENSE									(44)	(51)	(51)
NET INCOME									$ 920	$ 1,080	$ 1,402